PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 -	PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2016	2017

Buildings	$71,037	$70,029
Machinery	8,148	10,892
Software	7,377	10,004
Vehicles	3,886	4,378
Electronic and other equipment	23,704	29,321
Construction in progress	5,753	4,113
	$119,905	$128,737

Less: Accumulated depreciation and impairment	(39,967)	(48,208)

	$79,938	$80,529

Buildings with a total carrying value of $1,014 and $991 were pledged to secure short-term bank loans (note 12) as of June 30, 2016 and 2017, respectively.

Buildings with a total carrying value of $3,976 and $3,209 were pledged to secure lines of credits from various banks in the PRC and Malaysia as of June 30, 2016 and 2017, respectively.

Buildings and vehicles with a total carrying value of $1,157 and $1,703 were pledged to secure long-term bank loans as of June 30, 2016 and 2017, respectively (note 13).

Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and the expenditures related to the Company’s information system constructions.

The depreciation expenses for the years ended June 30, 2015, 2016 and 2017 were $8,508, $6,266 and $8,752, respectively.

Assets leased to others under operating leases

The Company has entered into operating lease contracts related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2016	2017

Buildings leased to others - at original cost	$10,086	$13,925
Less: accumulated depreciation	(3,725)	(4,261)
Buildings leased to others - net	$6,361	$9,664